Warrants reserve (Details) - USD ($)	6 Months Ended	12 Months Ended
	Feb. 28, 2026	Aug. 31, 2025
Warrants Reserve
Number of warrants, beginning	36,190,769
Weighted average exercise price per share, beginning	$ 0.62
Weighted average remaining contractual life (years)		10 months 24 days
Number of warrants exercised	$ (34,652,309)
Weighted average exercise price per share Warrants exercised	$ 0.61
Number of warrants Expired	$ (1,538,460)
Weighted average exercise price per share, ending	$ 0.80	$ 0.62
Number of warrants, ending	(0)	36,190,769